Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2016 and 2015 are set forth below:

	December 31
	2016	2015
	(Millions of yen)
To sell foreign currencies	371,644	228,053
To buy foreign currencies	46,741	37,540

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2016 and 2015.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2016	2015
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	19	373
Liabilities:
Foreign exchange contracts	Other current liabilities	1,913	534

Designated as Hedging Instrument | Cash Flow Hedging
Effect of Derivative Instruments in Consolidated Statements of Income

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2016:
Foreign exchange contracts	1,619	Other, net	5,890	Other, net	(311)
2015:
Foreign exchange contracts	52	Other, net	(4,217)	Other, net	(131)
2014:
Foreign exchange contracts	(3,309)	Other, net	(3,260)	Other, net	(145)

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives not designated as hedging instruments
		Fair value
		December 31
	Balance sheet location	2016	2015
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	567	1,112
Liabilities:
Foreign exchange contracts	Other current liabilities	7,479	90

Effect of Derivative Instruments in Consolidated Statements of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2016	2015	2014
		(Millions of yen)
Foreign exchange contracts	Other, net	7,018	1,099	(21,728)